SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 8) (Casualty segment, Environmental liability exposures, USD $) In Millions, unless otherwise specified	12 Months Ended	48 Months Ended
	Dec. 31, 2012	Dec. 31, 2012
Casualty segment | Environmental liability exposures
Environmental Exposures
Premiums written	$ 2.3	$ 6.2